TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales	Dec. 31, 2025	Dec. 31, 2023
Pulp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	11.05%	10.27%
Paper
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	12.45%